Cash and Cash Equivalents - Debt Securities, Available-for-sale, Unrealized Loss Position, Fair Value (Details) $ in Millions	Sep. 30, 2020 USD ($) instrument
Debt Securities, Available-for-sale [Line Items]
Securities in an unrealized loss position for less than twelve months | instrument	5
Corporate Debt Securities [Member]
Debt Securities, Available-for-sale [Line Items]
Less Than Twelve Months	$ 17.6
More Than Twelve Months	$ 0.0